Taxes Payable and Accrued Taxes (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Taxes Payable and Accrued Taxes

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Payroll taxes payable	$7.0	$3.0

Sales taxes payable	1.8	1.6

Carbon tax accrual	32.8	23.4

Income taxes payable	-	2.1

	$41.6	$30.1